Long-Term Loans, Net of Current Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long term loan	$ 760
Current maturities of long-term loans	570	926
Long-term bank loans, net of current maturities	190	1,146
NIS [Member]
Debt Instrument [Line Items]
Long term loan	$ 760	$ 2,072
Weighted average interest	5.10%